Interest in Entities - Summary of Financial Position of the Group Entities that have Non-Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 1,270.8	$ 1,241.5	$ 2,165.5	$ 1,713.0
Current assets	7,051.7	6,781.7
Non current assets	4,884.5	4,882.9
Current liabilities	2,782.6	3,180.9
Non current liabilities	4,971.6	4,542.5
Noncontrolling interest	113.4	92.4
REVENUE	5,839.3	6,217.5	5,928.1
Net income for the year	262.8	167.8	80.8
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	11.1	23.7	25.2
Current assets	207.6	154.7	164.9
Non current assets	66.0	55.4	44.3
Current liabilities	117.4	76.5	80.5
Non current liabilities	0.9	7.3	8.0
Noncontrolling interest	54.4	44.2	42.3
REVENUE	214.7	233.3	180.8
Net income for the year	12.0	12.4	11.7
Visiona Tecnologia Espacial S.A. [member]
Disclosure of subsidiaries [line items]
Cash and cash equivalents	1.7	8.2	16.2
Current assets	7.4	11.3	23.8
Non current assets	45.8	26.2	35.9
Current liabilities	10.9	9.0	31.2
Noncontrolling interest	20.8	10.0	10.0
REVENUE	7.6	22.4	29.1
Net income for the year	$ 17.2	$ (2.0)	$ 10.3